Victory Funds

Victory Integrity Mid-Cap Value Fund

Supplement dated June 1, 2018
to the Prospectus dated November 1, 2017 (“Prospectus”)

1.              The Annual Fund Operating Expenses portion of the Fund Fees and Expenses table for the Victory Integrity Mid-Cap Value Fund (“Fund”) found on page 1 of the Prospectus is hereby replaced with the following:

Annual Fund Operating Expenses (expenses are deducted from the fund assets as a percentage of average daily net assets)	Class A	Class R6	Class Y

Management Fees	0.75%	0.75%	0.75%
Distribution (12b-1) Fees	0.25%	0.00%	0.00%
Other Expenses	0.94%	2.26%	0.43%
Total Annual Fund Operating Expenses	1.94%	3.01%	1.18%
Fee Waiver/ Expense Reimbursement(2)	(0.94)%	(2.41)%	(0.43)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(2)	1.00%	0.60%	0.75%

(2)Victory Capital Management Inc., the Fund’s investment adviser, (“Adviser”) has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual fund operating expenses (excluding certain items such as dividend and interest expenses on short sales, interest, taxes and brokerage commissions) do not exceed 1.00%, 0.60% and 0.75% of the Fund’s Class A, Class R6 and Class Y shares, respectively, through at least October 31, 2019. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed by it for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment. This agreement may only be terminated by the Fund’s Board of Trustees.

2.              The Fund Fees and Expense table for the Fund on page 2 of the Prospectus is hereby replaced with the following:

The following example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods shown and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The amounts shown reflect the fee waiver/expense reimbursement in place through the expiration date. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$671	$972	$1,392	$2,560
Class R6	$61	$457	$1,139	$2,968
Class Y	$77	$287	$564	$1,353

3.              The following is added to “Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries”:

Morgan Stanley Wealth Management

Effective July 1, 2018, shareholders purchasing Fund shares through a Morgan Stanley Wealth Management transactional brokerage account will be eligible only for the following front-end sales charge waivers with respect to

Class A shares, which may differ from and may be more limited than those disclosed elsewhere in this Fund’s Prospectus or SAI.

Front-end Sales Charge Waivers on Class A Shares available at Morgan Stanley Wealth Management

•                  Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans).  For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans

•                  Morgan Stanley employee and employee-related accounts according to Morgan Stanley’s account linking rules

•                  Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund

•                  Shares purchased through a Morgan Stanley self-directed brokerage account

•                  Class C (i.e., level-load) shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Morgan Stanley Wealth Management’s share class conversion program

•                  Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.

Ameriprise Financial

Effective July 1, 2018, shareholders purchasing Fund shares through an Ameriprise Financial platform or account will be eligible for the following front-end sales charge waivers and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI:

Front-end Sales Charge Waivers on Class A Shares available at Ameriprise Financial

•                  Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.

•                  Shares purchased through an Ameriprise Financial investment advisory program (if an Advisory or similar share class for such investment advisory program is not available).

•                  Shares purchased by third party investment advisors on behalf of their advisory clients through Ameriprise Financial’s platform (if an Advisory or similar share class for such investment advisory program is not available).

•                  Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same Fund (but not any other fund within the same fund family).

•                  Shares exchanged from Class C shares of the same fund in the month of or following the 10-year anniversary of the purchase date. To the extent that this prospectus elsewhere provides for a waiver with respect to such shares following a shorter holding period, that waiver will apply to exchanges following such shorter period. To the extent that this prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares for load waived shares, that waiver will also apply to such exchanges.

•                  Employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members.

•                  Shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts,  401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise financial advisor and/or the advisor’s spouse, advisor’s lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), advisor’s lineal descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant.

•                  Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e. Rights of Reinstatement).

If you wish to obtain more information, please call the Victory Funds at 800-539-3863.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Funds

Victory Trivalent International Fund — Core Equity

Supplement dated June 1, 2018
to the Prospectus dated November 1, 2017 (“Prospectus”), as supplemented

1.              The Annual Fund Operating Expenses portion of the Fund Fees and Expenses table for the Victory Trivalent International Fund — Core Equity (“Fund”) on page 1 of the Prospectus is hereby replaced with the following:

Annual Fund Operating Expenses (expenses are deducted from the fund assets as a percentage of average daily net assets)	Class A	Class C	Class I	Class R6	Class Y

Management Fees	0.80%	0.80%	0.80%	0.80%	0.80%
Distribution (12b-1) Fees	0.25%	1.00%	0.00%	0.00%	0.00%
Other Expenses	1.22%	1.17%	5.68%	1.64%	0.78%
Acquired Fund Fees and Expenses	0.02%	0.02%	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses	2.29%	2.99%	6.50%	2.46%	1.60%
Fee Waiver/ Expense Reimbursement(3)	(1.32)%	(1.27)%	(5.88)%	(1.89)%	(0.88)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense reimbursement(3)	0.97%	1.72%	0.62%	0.57%	0.72%

(3)Victory Capital Management Inc., the Fund’s investment adviser, (“Adviser”) has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual fund operating expenses (excluding Acquired Fund Fees and Expenses and certain other items such as dividend and interest expenses on short sales, interest, taxes and brokerage commissions) do not exceed 0.95%, 1.70%, 0.60%, 0.55% and 0.70% of the Fund’s Class A, Class C, Class I, Class R6 and Class Y shares, respectively, through at least October 31, 2019. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed by it for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment. This agreement may only be terminated by the Fund’s Board of Trustees.

2.              The Fund Fees and Expense table for the Fund on page 2 of the Prospectus is hereby replaced with the following:

The following example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods shown and then sell all of your shares at the end of those periods (or continue holding your shares in the case of Class C shares). The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The amounts shown reflect the fee waiver/expense reimbursement in place through the expiration date. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$668	$1,002	$1,495	$2,849
Class C (If you sell your shares at the end of the period)	$275	$678	$1,341	$3,121
Class C (If you do not sell your shares at the end of the period)	$175	$678	$1,341	$3,121
Class I	$63	$832	$2,207	$5,466
Class R6	$58	$391	$955	$2,496
Class Y	$74	$327	$699	$1,746

If you wish to obtain more information, please call the Victory Funds at 800-539-3863.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Funds

Victory Diversified Stock Fund

Supplement dated June 1, 2018
to the Prospectus dated March 1, 2018 (“Prospectus”)

1.              The following is added to “Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries”:

Ameriprise Financial

Effective July 1, 2018, shareholders purchasing Fund shares through an Ameriprise Financial platform or account will be eligible for the following front-end sales charge waivers and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI:

Front-end Sales Charge Waivers on Class A Shares available at Ameriprise Financial

•                        Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.

•                        Shares purchased through an Ameriprise Financial investment advisory program (if an Advisory or similar share class for such investment advisory program is not available).

•                        Shares purchased by third party investment advisors on behalf of their advisory clients through Ameriprise Financial’s platform (if an Advisory or similar share class for such investment advisory program is not available).

•                        Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same Fund (but not any other fund within the same fund family).

•                        Shares exchanged from Class C shares of the same fund in the month of or following the 10-year anniversary of the purchase date. To the extent that this prospectus elsewhere provides for a waiver with respect to such shares following a shorter holding period, that waiver will apply to exchanges following such shorter period. To the extent that this prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares for load waived shares, that waiver will also apply to such exchanges.

•                        Employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members.

•                        Shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts,  401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise financial advisor and/or the advisor’s spouse, advisor’s lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), advisor’s lineal descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant.

•                        Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e. Rights of Reinstatement).

If you wish to obtain more information, please call the Victory Funds at 800-539-3863.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Funds

Victory NewBridge Large Cap Growth Fund

Supplement dated June 1, 2018

to the Prospectus dated March 1, 2018 (“Prospectus”)

1.              The following is added to “Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries”:

Ameriprise Financial

Effective July 1, 2018, shareholders purchasing Fund shares through an Ameriprise Financial platform or account will be eligible for the following front-end sales charge waivers and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI:

Front-end Sales Charge Waivers on Class A Shares available at Ameriprise Financial

•                        Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.

•                        Shares purchased through an Ameriprise Financial investment advisory program (if an Advisory or similar share class for such investment advisory program is not available).

•                        Shares purchased by third party investment advisors on behalf of their advisory clients through Ameriprise Financial’s platform (if an Advisory or similar share class for such investment advisory program is not available).

•                        Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same Fund (but not any other fund within the same fund family).

•                        Shares exchanged from Class C shares of the same fund in the month of or following the 10-year anniversary of the purchase date. To the extent that this prospectus elsewhere provides for a waiver with respect to such shares following a shorter holding period, that waiver will apply to exchanges following such shorter period. To the extent that this prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares for load waived shares, that waiver will also apply to such exchanges.

•                        Employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members.

•                        Shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts,  401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise financial advisor and/or the advisor’s spouse, advisor’s lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), advisor’s lineal descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant.

•                        Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e. Rights of Reinstatement).

If you wish to obtain more information, please call the Victory Funds at 800-539-3863.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Funds

Victory Special Value Fund

Supplement dated June 1, 2018

to the Prospectus dated March 1, 2018 (“Prospectus”)

1.              The following is added to “Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries”:

Ameriprise Financial

Effective July 1, 2018, shareholders purchasing Fund shares through an Ameriprise Financial platform or account will be eligible for the following front-end sales charge waivers and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI:

Front-end Sales Charge Waivers on Class A Shares available at Ameriprise Financial

•                        Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.

•                        Shares purchased through an Ameriprise Financial investment advisory program (if an Advisory or similar share class for such investment advisory program is not available).

•                        Shares purchased by third party investment advisors on behalf of their advisory clients through Ameriprise Financial’s platform (if an Advisory or similar share class for such investment advisory program is not available).

•                        Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same Fund (but not any other fund within the same fund family).

•                        Shares exchanged from Class C shares of the same fund in the month of or following the 10-year anniversary of the purchase date. To the extent that this prospectus elsewhere provides for a waiver with respect to such shares following a shorter holding period, that waiver will apply to exchanges following such shorter period. To the extent that this prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares for load waived shares, that waiver will also apply to such exchanges.

•                        Employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members.

•                        Shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts,  401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise financial advisor and/or the advisor’s spouse, advisor’s lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), advisor’s lineal descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant.

•                        Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e. Rights of Reinstatement).

If you wish to obtain more information, please call the Victory Funds at 800-539-3863.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Funds

Victory Strategic Allocation Fund

Supplement dated June 1, 2018

to the Prospectus dated March 1, 2018 (“Prospectus”)

1.              The following is added to “Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries”:

Ameriprise Financial

Effective July 1, 2018, shareholders purchasing Fund shares through an Ameriprise Financial platform or account will be eligible for the following front-end sales charge waivers and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI:

Front-end Sales Charge Waivers on Class A Shares available at Ameriprise Financial

•                        Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.

•                        Shares purchased through an Ameriprise Financial investment advisory program (if an Advisory or similar share class for such investment advisory program is not available).

•                        Shares purchased by third party investment advisors on behalf of their advisory clients through Ameriprise Financial’s platform (if an Advisory or similar share class for such investment advisory program is not available).

•                        Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same Fund (but not any other fund within the same fund family).

•                        Shares exchanged from Class C shares of the same fund in the month of or following the 10-year anniversary of the purchase date. To the extent that this prospectus elsewhere provides for a waiver with respect to such shares following a shorter holding period, that waiver will apply to exchanges following such shorter period. To the extent that this prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares for load waived shares, that waiver will also apply to such exchanges.

•                        Employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members.

•                        Shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts,  401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise financial advisor and/or the advisor’s spouse, advisor’s lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), advisor’s lineal descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant.

•                        Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e. Rights of Reinstatement).

If you wish to obtain more information, please call the Victory Funds at 800-539-3863.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Funds

Victory Sycamore Established Value Fund

Victory Sycamore Small Company Opportunity Fund

Supplement dated June 1, 2018

to the Prospectus dated March 1, 2018 (“Prospectus”)

1.              The following is added to “Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries”:

Ameriprise Financial

Effective July 1, 2018, shareholders purchasing Fund shares through an Ameriprise Financial platform or account will be eligible for the following front-end sales charge waivers and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI:

Front-end Sales Charge Waivers on Class A Shares available at Ameriprise Financial

•                        Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.

•                        Shares purchased through an Ameriprise Financial investment advisory program (if an Advisory or similar share class for such investment advisory program is not available).

•                        Shares purchased by third party investment advisors on behalf of their advisory clients through Ameriprise Financial’s platform (if an Advisory or similar share class for such investment advisory program is not available).

•                        Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same Fund (but not any other fund within the same fund family).

•                        Shares exchanged from Class C shares of the same fund in the month of or following the 10-year anniversary of the purchase date. To the extent that this prospectus elsewhere provides for a waiver with respect to such shares following a shorter holding period, that waiver will apply to exchanges following such shorter period. To the extent that this prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares for load waived shares, that waiver will also apply to such exchanges.

•                        Employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members.

•                        Shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts,  401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise financial advisor and/or the advisor’s spouse, advisor’s lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), advisor’s lineal descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant.

•                        Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e. Rights of Reinstatement).

If you wish to obtain more information, please call the Victory Funds at 800-539-3863.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Funds

Victory RS Global Fund

Victory RS International Fund

Supplement dated June 1, 2018

to the Prospectus dated May 1, 2018 (“Prospectus”)

1.              The Annual Fund Operating Expenses portion of the Fund Fees and Expenses table for the Victory RS Global Fund (“Fund”) found on page 1 of the Prospectus is hereby replaced with the following:

Annual Fund Operating Expenses (expenses are deducted from the fund assets as a percentage of average daily net assets)	Class A	Class C	Class R	Class Y
Management Fees	0.80%	0.80%	0.80%	0.80%
Distribution (12b-1) Fees	0.25%	1.00%	0.50%	0.00%
Other Expenses	0.85%	1.20%	1.46%	0.52%
Acquired Fund Fees and Expenses	0.06%	0.06%	0.06%	0.06%
Total Annual Fund Operating Expenses	1.96%	3.06%	2.82%	1.38%
Fee Waiver/ Expense Reimbursement(3)	(1.05)%	(1.40)%	(1.66)%	(0.72)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(3)	0.91%	1.66%	1.16%	0.66%

(3) Victory Capital Management Inc., the Fund’s investment adviser, (“Adviser”) has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual fund operating expenses (excluding Acquired Fund Fees and Expenses and certain other items such as dividend and interest expenses on short sales, interest, taxes and brokerage commissions) do not exceed 0.85%, 1.60%, 1.10% and 0.60% of the Fund’s Class A, Class C, Class R and Class Y shares, respectively, through at least April 30, 2019. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed by it for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment. This agreement may only be terminated by the Fund’s Board of Trustees.

2.              The Fund Fees and Expense table for the Fund on page 2 of the Prospectus is hereby replaced with the following:

The following example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods shown and then sell all of your shares at the end of those periods (or continue holding your shares in the case of Class C shares). The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The amounts shown reflect the fee waiver/expense reimbursement in place through the expiration date. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$663	$1,059	$1,480	$2,649
Class C (If you sell your shares at the end of the period)	$269	$814	$1,484	$3,276
Class C (If you do not sell your shares at the end of the period)	$169	$814	$1,484	$3,276
Class R	$118	$717	$1,342	$3,027
Class Y	$67	$366	$686	$1,595

If you wish to obtain more information, please call the Victory Funds at 800-539-3863.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Funds

Victory S&P 500 Index Fund

Supplement dated June 1, 2018

to the Prospectus dated November 1, 2017 (“Prospectus”), as supplemented

1.              The following replaces, in its entirety, the section titled “Portfolio Managers” found on page 5 of the Prospectus.

Mannik Dhillon serves as President, VictoryShares and Solutions, for the Adviser. He has been a Portfolio Manager of the fund since May 2018.

Stephen Hammers is the Chief Portfolio Strategist of VictoryShares and has been a Portfolio Manager of the Fund since January 2016.

2.              The following replaces, in its entirety, the “Portfolio Management” section found on page 10 of the Prospectus.

Mannik Dhillon, CFA and CAIA®, serves as President, VictoryShares and Solutions, for the Adviser. From 2015-2017, he served as the Adviser’s Head of Investment Solutions, Product, and Strategy. From 2010 to 2015, Mr. Dhillon served as a managing director and head of manager research with Wilshire Associates, where he evaluated asset managers and led strategic consulting engagements.

Stephen Hammers, CIMA®, is the Chief Portfolio Strategist of VictoryShares. Previously, he was the Chief Investment Officer of CEMP, a Victory Capital investment franchise. From 2003 to 2015, Mr. Hammers was a managing partner, co-founder and chief investment officer of Compass Efficient Model Portfolios, LLC, which was acquired by the Adviser in 2015.

The Fund’s SAI provides additional information about the portfolio managers’ method of compensation, other accounts they manage and any ownership interests they have in the Fund.

If you wish to obtain more information, please call the Victory Funds at 800-539-3863.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.